Share capital and other reserves - Nature and purpose of other reserves (Details) £ in Thousands, $ in Thousands			12 Months Ended
	Mar. 13, 2024 GBP (£) shares	Mar. 13, 2024 USD ($) shares	Dec. 31, 2024 GBP (£)	Sep. 30, 2024 GBP (£)	Jun. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Oct. 29, 2021 shares
Share capital and other reserves
Share based payment reserve			£ 27,073			£ 21,140	£ 22,359
Foreign currency translation reserve			3,910			1,484	8,365
Warrant reserve			13,475			9,292	9,292
Merger reserve			54,841			54,841	54,841
Other reserves			99,299	£ 111,828	£ 97,254	£ 86,757	£ 94,857
Warrant reserve			£ 3,907
Percentage of increase in company's own credit spread during the period			11
Discount rate used to calculate own credit risk on financial liabilities			37.50%
Change in fair value from own credit risk			£ 22,293
Imagination Aero Ltd
Share capital and other reserves
Number of warrants issued | shares	50,000,000	50,000,000
Warrant reserve	£ 3,907	$ 5,000
Virgin Atlantic Warrant Instrument
Share capital and other reserves
Warrant reserve			£ 8,558
Number of warrants issued | shares								262,500